Senior Notes and Unsecured Revolving Credit Facility	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Senior Notes Payable and Unsecured Revolving Credit Facility
Senior Notes and Unsecured Revolving Credit Facility
Notes payable consisted of the following:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
7.25% Senior Notes due 2022, net	$241,738	$—
Senior unsecured revolving credit facility	—	118,000
Total Notes Payable	$241,738	$118,000

The carrying amount of our senior notes listed above is net of the unamortized discount of $2.6 million and $5.7 million of debt issuance costs that are amortized to interest costs over the respective terms of the notes.

On March 17, 2017, the Company completed the sale of $250 million in aggregate principal amount of 7.25% Senior Notes due 2022 (the "Notes"), in a private placement. The Notes were issued at an offering price of 98.961% of their face amount, which represents a yield to maturity of 7.50%. Net proceeds from the offering were used to repay all borrowings outstanding under the Company’s senior unsecured revolving credit facility with the remainder to be used for general corporate purposes. Interest on the Notes will be paid semiannually in arrears on April 1 and October 1, commencing October 1, 2017. The Notes will mature on April 1, 2022.

The Notes are general senior unsecured obligations that rank equally in right of payment to all existing and future senior indebtedness, including borrowings under the Company's senior unsecured revolving credit facility. These senior notes contain certain restrictive covenants, including a limitation on additional indebtedness and a limitation on restricted payments. Restricted payments include, among other things, dividends, investments in unconsolidated entities, and stock repurchases. Under the limitation on additional indebtedness, we are permitted to incur specified categories of indebtedness but are prohibited, aside from those exceptions, from incurring further indebtedness if we do not satisfy either a leverage condition or an interest coverage condition. Exceptions to the limitation include, among other things, borrowings of up to $260 million under existing or future bank credit facilities, non-recourse indebtedness, and indebtedness incurred for the purpose of refinancing or repaying certain existing indebtedness. Under the limitation on restricted payments, we are also prohibited from making restricted payments, aside from certain exceptions, if we do not satisfy either condition. In addition, the amount of restricted payments that we can make is subject to an overall basket limitation, which builds based on, among other things, 50% of consolidated net income from January 1, 2017 and 100% of the net cash proceeds from qualified equity offerings. Exceptions to the foregoing limitations on our ability to make restricted payments include, among other things, investments in joint ventures and other investments up to 15% of our consolidated tangible net assets and a general basket of $15,000,000. The Notes are guaranteed, on an unsecured basis, jointly and severally, by all of the Company's wholly owned subsidiaries.

The Company's unsecured revolving credit facility ("Credit Facility") is with a bank group with a total commitment of $260 million and an accordion feature that allows borrowings thereunder to be increased up to an aggregate of $350 million, subject to certain conditions, including the availability of bank commitments, and a maturity date of April 30, 2019. As of March 31, 2017, we had no outstanding borrowings under the credit facility. We may repay advances at any time without premium or penalty. Interest is payable monthly and is charged at a rate of 1-month LIBOR plus a margin ranging from 2.25% to 3.00% depending on the Company’s leverage ratio as calculated at the end of each fiscal quarter. As of March 31, 2017, the interest rate under the Credit Facility was 3.73%. Pursuant to the Credit Facility, the Company is required to maintain certain financial covenants as defined in the Credit Facility, including (i) a minimum tangible net worth; (ii) maximum leverage ratios; (iii) a minimum liquidity covenant; and (iv) a minimum fixed charge coverage ratio based on EBITDA (as detailed in the Credit Facility) to interest incurred. As of March 31, 2017, the Company was in compliance with all financial covenants.